Credit-related arrangements, repurchase agreements and commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Sourcing
2020	$ 15,598
2021	11,998
2022	0
2023	0
2024	0
2025 & thereafter	0
Total commitments	27,596	$ 39,200
Other
2020	12,561
2021	7,006
2022	2,889
2023	1,581
2024	1,212
2025 & thereafter	1,028
Total commitments	26,277
Total
2020	28,159
2021	19,004
2022	2,889
2023	1,581
2024	1,212
2025 & thereafter	1,028
Total commitments	$ 53,873